SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Description
Balance at beginning of year	$ 4,182	$ 3,921	$ 2,217
Additions (reductions) charged (credited) to expense	8,658	10,320	11,325
Deductions	9,841	10,059	9,621
Balance at End of Year	2,999	4,182	3,921
Reserve for bad debts
Description
Balance at beginning of year	1,462	998	1,121
Additions (reductions) charged (credited) to expense	16	511	(186)
Deductions	80	47	(63)
Balance at End of Year	1,398	1,462	998
Reserve for cash discounts
Description
Balance at beginning of year	680	733	410
Additions (reductions) charged (credited) to expense	9,725	9,959	10,007
Deductions	9,761	10,012	9,684
Balance at End of Year	644	680	733
Deferred tax asset valuation
Description
Balance at beginning of year	2,040	2,190	686
Additions (reductions) charged (credited) to expense	(1,083)	(150)	1,504
Balance at End of Year	$ 957	$ 2,040	$ 2,190